Other non-current assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets	Other non-current assets

For the year ended December 31	Note	2025	2024
Long-term wireless device financing plan receivables	13	399	410
Long-term receivables		599	430
Derivative assets	30	73	224
Publicly-traded and privately-held investments	30	1,198	877
Investments (1)	30	246	225
Other		122	123
Total other non-current assets		2,637	2,289
(1)These amounts have been pledged as security related to obligations for certain employee benefits and are not available for general use.